Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On

Year	Summary Compensation Table Total for Former CEO ($)	Summary Compensation Table Total for Current CEO ($)	Compensation Actually Paid to Former CEO(4) ($)	Compensation Actually Paid to Current CEO(4) ($)	Average Summary Compensation Table Total for non-CEO NEOs ($)	Average Compensation Actually Paid to non-CEO NEOs(4) ($)	Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(5) ($)	Net Income (in Millions) (GAAP)(6) ($)	Total Revenues (in Millions)(7) ($)

2024(1)		18,787,618		21,204,985	7,717,989	8,945,524	105	154	(8,948)	48,300
2023(2)	19,661,434	8,461,833	(6,907,611)	382,568	5,917,907	(525,203)	91	142	8,025	45,006
2022(3)	20,053,032		35,057,807		6,996,472	10,872,377	123	139	6,327	46,159
2021(3)	19,784,806		16,505,622		7,140,446	6,780,078	103	126	6,994	46,385
2020(3)	20,150,902		17,644,676		7,050,986	6,288,633	100	102	(9,015)	42,518

Company Selected Measure Name	total revenues
Named Executive Officers, Footnote	The NEOs for 2024 are Dr. Chris Boerner, Mr. David Elkins, Dr. Samit Hirawat, Ms. Sandra Leung and Ms. Karin Shanahan.
(2)The NEOs for 2023 are Dr. Giovanni Caforio (Former CEO), Dr. Chris Boerner (Current CEO), Mr. David Elkins, Dr. Samit Hirawat, Ms. Sandra Leung and Ms. Elizabeth Mily.
(3)The NEOs for years 2020-2022 are Dr. Giovanni Caforio (CEO), Dr. Chris Boerner, Mr. David Elkins, Dr. Rupert Vessey and Ms. Sandra Leung.

Peer Group Issuers, Footnote	The Company TSR and the Peer Group TSR reflected in these columns for each of the applicable fiscal years is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for the five fiscal years is the extended peer group that was used for purposes of disclosing our executive compensation benchmarking practices, as described in the section titled “Benchmarking Analysis and Compensation Peer Groups” on page 55 and also as disclosed in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for these years. The extended peer group is composed of AbbVie Inc., Amgen Inc., Biogen Inc., Eli Lilly and Company, Gilead Sciences Inc., Johnson & Johnson, Merck & Co., Pfizer Inc., AstraZeneca PLC, GlaxoSmithKline PLC, Roche Holding AG, Novartis AG, and Sanofi.
PEO Total Compensation Amount	$ 18,787,618		$ 20,053,032	$ 19,784,806	$ 20,150,902
PEO Actually Paid Compensation Amount	$ 21,204,985		35,057,807	16,505,622	17,644,676
Adjustment To PEO Compensation, Footnote	CAP reflects the total compensation reported in the 2024 SCT for the years ended December 31, 2024, 2023, 2022 and 2022 SCT for the years ended 2021 and 2020, in each case, adjusted to include or exclude the amounts shown in the tables below for the NEOs. To calculate CAP, the following amounts were deducted from and added to SCT total compensation, computed in accordance with Item 402(v) of Regulation S-K:
Former CEO SCT Total to CAP Reconciliation

Year	SCT Total for Former CEO ($)	Deduction of Change in Pension Values for Former CEO(a) ($)	Deduction of Stock Awards and Options Values for Former CEO(b) ($)	Addition of Pension Service Cost for Former CEO(c) ($)	Addition of Equity Values for Former CEO(d)* ($)	Compensation Actually Paid for Former CEO ($)

2023	19,661,434	0	(14,465,570)	0	(12,103,475)	(6,907,611)
2022	20,053,032	0	(14,289,505)	0	29,294,280	35,057,807
2021	19,784,806	0	(13,965,989)	0	10,686,805	16,505,622
2020	20,150,902	0	(13,457,248)	0	10,951,022	17,644,676
Current CEO SCT Total to CAP Reconciliation

Year	SCT Total for Current CEO ($)	Deduction of Change in Pension Values for Current CEO(a) ($)	Deduction of Stock Awards and Options Values for Current CEO(b) ($)	Addition of Pension Service Cost for Current CEO(c) ($)	Addition of Equity Values for Current CEO(d)* ($)	Compensation Actually Paid for Current CEO ($)

2024	18,787,618	0	(13,643,063)	0	16,060,430	21,204,985
2023	8,461,833	0	(5,326,178)	0	(2,753,087)	382,568
Average non-CEO NEOs SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deduction of Change in Pension Values(a) ($)	Deduction of Stock Awards and Options Values(b) ($)	Addition of Pension Service Cost(c) ($)	Addition of Equity Values(d)* ($)	Compensation Actually Paid ($)

2024	7,717,989	0	(4,875,280)	0	6,102,814	8,945,524
2023	5,917,907	0	(3,525,996)	0	(2,917,115)	(525,203)
2022	6,996,472	0	(4,304,359)	0	8,180,264	10,872,377
2021	7,140,446	0	(4,208,611)	0	3,848,242	6,780,078
2020	7,050,986	(221,035)	(3,757,621)	0	3,216,303	6,288,633
(a)Represents change in pension value under the BEP-RIP reported in the SCT for each year shown. See the footnotes to the 2024 and 2022 SCTs for further detail regarding the amounts in this column.
(b)Represents the grant date fair value of equity-based awards granted each year and reported in the SCT for each year shown. See the footnotes to the 2024 and 2022 SCTs for further detail regarding the amounts in this column.
(c)Does not include any service cost for pension benefits under the U.S BEP-RIP as the plan was frozen in 2009 and, therefore, there is no service cost. The company terminated the US-RIP as of February 1, 2019.
(d)Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.
*The amounts in the Addition of Equity Values in the tables above are derived from the amounts set forth in the following table:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included ($)	Total - Addition of Equity Values ($)

Former CEO
2023	4,874,459	(16,751,751)	0	(226,183)	0	0	(12,103,475)
2022	15,604,262	7,721,151	0	5,968,867	0	0	29,294,280
2021	13,701,811	(2,650,377)	0	(364,629)	0	0	10,686,805
2020	14,594,230	(1,605,636)	0	(2,037,572)	0	0	10,951,022
Current CEO
2024	14,640,099	1,437,395	0	(17,064)	0	0	16,060,430
2023	2,266,251	(4,900,396)	0	(118,943)	0	0	(2,753,087)
Average of Non-CEO NEOs
2024	5,246,975	903,799	0	(47,959)	0	0	6,102,814
2023	1,188,161	(4,033,124)	0	(72,151)	0	0	(2,917,115)
2022	4,700,394	2,222,732	0	1,201,754	0	55,384	8,180,264
2021	4,128,997	(478,162)	0	25,413	0	171,994	3,848,242
2020	4,205,108	(565,278)	0	(470,925)	0	47,398	3,216,303

Non-PEO NEO Average Total Compensation Amount	$ 7,717,989	$ 5,917,907	6,996,472	7,140,446	7,050,986
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,945,524	(525,203)	10,872,377	6,780,078	6,288,633
Adjustment to Non-PEO NEO Compensation Footnote	CAP reflects the total compensation reported in the 2024 SCT for the years ended December 31, 2024, 2023, 2022 and 2022 SCT for the years ended 2021 and 2020, in each case, adjusted to include or exclude the amounts shown in the tables below for the NEOs. To calculate CAP, the following amounts were deducted from and added to SCT total compensation, computed in accordance with Item 402(v) of Regulation S-K:
Former CEO SCT Total to CAP Reconciliation

Year	SCT Total for Former CEO ($)	Deduction of Change in Pension Values for Former CEO(a) ($)	Deduction of Stock Awards and Options Values for Former CEO(b) ($)	Addition of Pension Service Cost for Former CEO(c) ($)	Addition of Equity Values for Former CEO(d)* ($)	Compensation Actually Paid for Former CEO ($)

2023	19,661,434	0	(14,465,570)	0	(12,103,475)	(6,907,611)
2022	20,053,032	0	(14,289,505)	0	29,294,280	35,057,807
2021	19,784,806	0	(13,965,989)	0	10,686,805	16,505,622
2020	20,150,902	0	(13,457,248)	0	10,951,022	17,644,676
Current CEO SCT Total to CAP Reconciliation

Year	SCT Total for Current CEO ($)	Deduction of Change in Pension Values for Current CEO(a) ($)	Deduction of Stock Awards and Options Values for Current CEO(b) ($)	Addition of Pension Service Cost for Current CEO(c) ($)	Addition of Equity Values for Current CEO(d)* ($)	Compensation Actually Paid for Current CEO ($)

2024	18,787,618	0	(13,643,063)	0	16,060,430	21,204,985
2023	8,461,833	0	(5,326,178)	0	(2,753,087)	382,568
Average non-CEO NEOs SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deduction of Change in Pension Values(a) ($)	Deduction of Stock Awards and Options Values(b) ($)	Addition of Pension Service Cost(c) ($)	Addition of Equity Values(d)* ($)	Compensation Actually Paid ($)

2024	7,717,989	0	(4,875,280)	0	6,102,814	8,945,524
2023	5,917,907	0	(3,525,996)	0	(2,917,115)	(525,203)
2022	6,996,472	0	(4,304,359)	0	8,180,264	10,872,377
2021	7,140,446	0	(4,208,611)	0	3,848,242	6,780,078
2020	7,050,986	(221,035)	(3,757,621)	0	3,216,303	6,288,633
(a)Represents change in pension value under the BEP-RIP reported in the SCT for each year shown. See the footnotes to the 2024 and 2022 SCTs for further detail regarding the amounts in this column.
(b)Represents the grant date fair value of equity-based awards granted each year and reported in the SCT for each year shown. See the footnotes to the 2024 and 2022 SCTs for further detail regarding the amounts in this column.
(c)Does not include any service cost for pension benefits under the U.S BEP-RIP as the plan was frozen in 2009 and, therefore, there is no service cost. The company terminated the US-RIP as of February 1, 2019.
(d)Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.
*The amounts in the Addition of Equity Values in the tables above are derived from the amounts set forth in the following table:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included ($)	Total - Addition of Equity Values ($)

Former CEO
2023	4,874,459	(16,751,751)	0	(226,183)	0	0	(12,103,475)
2022	15,604,262	7,721,151	0	5,968,867	0	0	29,294,280
2021	13,701,811	(2,650,377)	0	(364,629)	0	0	10,686,805
2020	14,594,230	(1,605,636)	0	(2,037,572)	0	0	10,951,022
Current CEO
2024	14,640,099	1,437,395	0	(17,064)	0	0	16,060,430
2023	2,266,251	(4,900,396)	0	(118,943)	0	0	(2,753,087)
Average of Non-CEO NEOs
2024	5,246,975	903,799	0	(47,959)	0	0	6,102,814
2023	1,188,161	(4,033,124)	0	(72,151)	0	0	(2,917,115)
2022	4,700,394	2,222,732	0	1,201,754	0	55,384	8,180,264
2021	4,128,997	(478,162)	0	25,413	0	171,994	3,848,242
2020	4,205,108	(565,278)	0	(470,925)	0	47,398	3,216,303

Compensation Actually Paid vs. Total Shareholder Return
CAP and Company TSR
CAP over the last five years is closely aligned with the Company’s TSR performance as presented in the chart below. This is because a significant portion of CAP is comprised of equity awards. As described in more detail in the section titled “2024 Target Compensation Benchmarks,” approximately 78% of the CEO’s 2024 target compensation and, on average, 68% of the non-CEO NEOs’ 2024 target compensation is comprised of equity awards delivered in MSUs and PSUs, tied to absolute and relative stock price performance in addition to financial performance.
The Company’s TSR over the 5-year period ending December 31, 2024 was 4.7%, while the Company’s peer group TSR was 50.6% for the same period of time.

Compensation Actually Paid vs. Net Income
CAP and Net Income
The Company’s net income and CAP have varied each year. The Company does not use net income as a performance metric in the annual and long-term incentive plans, and CAP is not meaningfully correlated with the company’s net income (GAAP).

Compensation Actually Paid vs. Company Selected Measure
CAP and Total Revenues
CAP is generally aligned with the Company’s total revenues over the five years. While the Company uses various financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that total revenues is the Company’s most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link NEO CAP to company performance for fiscal year 2024. The Company utilizes revenue as a performance metric for the Company’s annual incentive program and PSU awards granted to the NEOs in the long-term incentive program. As described in more detail in the section titled “Executive Compensation Program Overview” on page 52, 35% of annual incentives and 40% of the PSUs for 2024 were based on achieving revenue goals for our Growth Portfolio Revenue.

Tabular List, Table

Significant Financial and Non-Financial Performance Measures

Revenue	Sustainability Scorecard	Pipeline	Stock Price
Operating Income	Operating Margin	Relative TSR

Total Shareholder Return Amount	$ 105	91	123	103	100
Peer Group Total Shareholder Return Amount	154	142	139	126	102
Net Income (Loss)	$ (8,948,000,000)	$ 8,025,000,000	$ 6,327,000,000	$ 6,994,000,000	$ (9,015,000,000)
Company Selected Measure Amount	48,300,000,000	45,006,000,000	46,159,000,000	46,385,000,000	42,518,000,000
PEO Name	Dr. Chris Boerner		Dr. Giovanni Caforio	Dr. Giovanni Caforio	Dr. Giovanni Caforio
Additional 402(v) Disclosure	Net income is equivalent to “Net Earnings/(Loss) Attributable to BMS” as reported in the Company’s consolidated financial statements.
(7)SEC rules require us to designate a “Company-Selected Measure” that in our assessment represents the most important financial performance measure used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We have selected total revenues as this measure for fiscal year 2024.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Sustainability Scorecard
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Pipeline
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 7
Pay vs Performance Disclosure
Name	Stock Price
Dr Giovanni Caforio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 19,661,434
PEO Actually Paid Compensation Amount		$ (6,907,611)
PEO Name		Dr. Giovanni Caforio
Dr Chris Boerner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 8,461,833
PEO Actually Paid Compensation Amount		$ 382,568
PEO Name		Dr. Chris Boerner
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0		$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,643,063)		(14,289,505)	(13,965,989)	(13,457,248)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,060,430		29,294,280	10,686,805	10,951,022
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,640,099		15,604,262	13,701,811	14,594,230
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,437,395		7,721,151	(2,650,377)	(1,605,636)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,064)		5,968,867	(364,629)	(2,037,572)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0	0
PEO | Dr Giovanni Caforio [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Dr Giovanni Caforio [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dr Giovanni Caforio [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,465,570)
PEO | Dr Giovanni Caforio [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,103,475)
PEO | Dr Giovanni Caforio [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,874,459
PEO | Dr Giovanni Caforio [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(16,751,751)
PEO | Dr Giovanni Caforio [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dr Giovanni Caforio [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(226,183)
PEO | Dr Giovanni Caforio [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dr Giovanni Caforio [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dr Chris Boerner [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dr Chris Boerner [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dr Chris Boerner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,326,178)
PEO | Dr Chris Boerner [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,753,087)
PEO | Dr Chris Boerner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,266,251
PEO | Dr Chris Boerner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,900,396)
PEO | Dr Chris Boerner [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dr Chris Boerner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(118,943)
PEO | Dr Chris Boerner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dr Chris Boerner [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(221,035)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,875,280)	(3,525,996)	(4,304,359)	(4,208,611)	(3,757,621)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,102,814	(2,917,115)	8,180,264	3,848,242	3,216,303
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,246,975	1,188,161	4,700,394	4,128,997	4,205,108
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	903,799	(4,033,124)	2,222,732	(478,162)	(565,278)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,959)	(72,151)	1,201,754	25,413	(470,925)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 55,384	$ 171,994	$ 47,398